Fair Value Measurements - Reconciliation of the liability measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the liability measured at fair value on a recurring basis
Beginning balance	$ 73,067,000	$ 46,042,000	$ 13,340,000
SAFE Notes issued during the year		10,232,000	18,985,000	$ 13,340,000
Change in fair value during the year	13,126,959	29,919,959	13,717,000
Ending balance	$ 0	$ 0	$ 46,042,000	$ 13,340,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in Fair Value of Simple Agreement For Future Equity	Change in Fair Value of Simple Agreement For Future Equity	Change in Fair Value of Simple Agreement For Future Equity	Change in Fair Value of Simple Agreement For Future Equity